PARENT-ONLY FINANCIALS - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2022		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,537,609		$ 1,185,221		$ 4,340,529
Due from subsidiaries	659,299		682,335		0
Prepayments, other receivables and other assets, net	1,362,817		2,713,208		4,298,626
Total Current Assets	3,944,641		5,599,538		10,893,006
Other assets
Total Assets	15,538,593		19,878,117		22,303,279
Current liabilities:
Accrued expenses and other liabilities	2,715,209		2,444,367		2,873,227
Derivative liabilities	572,021		2,215,204		1,278,926
Total current liabilities	4,765,180		6,165,811		16,778,944
Other Liabilities
Total Liabilities	5,246,839		6,488,379		19,730,709
Commitments and contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 and 0 shares issued and outstanding at March 31, 2022 and 2021, respectively), net of issuance costs of $118,344	285,802		820,799		0
Stockholders' Equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,178,379 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	782	[1]	630	[1]	498	[2]
Accumulated deficit	(36,323,523)		(34,601,545)		(34,064,921)
Accumulated other comprehensive loss	(1,327,692)		(109,454)		(838,671)
Total Senmiao Technology Limited Stockholders' Equity	5,688,979		8,092,664		5,856,713
Total liabilities, mezzanine equity and equity	$ 15,538,593		19,878,117		22,303,279
Parent Company [Member]
Current assets:
Cash and cash equivalents			116,613		1,609,778		$ 2,590
Due from subsidiaries			12,587,739		8,170,057
Prepayments, other receivables and other assets, net			135,252		136,901
Total Current Assets			12,839,604		9,916,736
Other assets
Intangible assets			600,000		675,000
Total Assets			13,439,604		10,591,736
Current liabilities:
Accrued expenses and other liabilities			0		0
Derivative liabilities			2,215,204		1,278,926
Total current liabilities			2,215,204		1,278,926
Other Liabilities
Excess of investments in subsidiaries			2,310,937		3,456,097
Total Liabilities			4,526,141		4,735,023
Commitments and contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 and 0 shares issued and outstanding at March 31, 2022 and 2021, respectively), net of issuance costs of $118,344			820,799		0
Stockholders' Equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,178,379 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*			630		498
Additional paid-in capital			42,803,033		40,759,807
Accumulated deficit			(34,601,545)		(34,064,921)
Accumulated other comprehensive loss			(109,454)		(838,671)
Total Senmiao Technology Limited Stockholders' Equity			8,092,664		5,856,713
Total liabilities, mezzanine equity and equity			$ 13,439,604		$ 10,591,736

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022
[2]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022